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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment  [_]; Amendment Number:_________________

     This Amendment (Check only one.):         [_]   is a restatement.
                                               [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jones Collombin Investment Counsel Inc.
Address:  150 King Street, West, Suite 2108
          P.O. Box 52
          Toronto, Ontario, Canada, M5H 1J9

Form 13F File Number: 028-13937

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Douglas M. Jones
Title: President
Phone: 416-366-1122 ext 224

Signature, Place, and Date of Signing:


 Douglas M. Jones                 Toronto, Ontario, Canada       August 5, 2011
------------------------        ----------------------------     ---------------
     [Signature]                        [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                63
                                              -----------
Form 13F Information Table Value Total:       $   374,032
                                              -----------
                                              (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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
                                                       VALUE ($USD)     SHARES OR    SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP     (x$1,000)   PRINCIPAL AMOUNT PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------- --------------- --------- ------------ ---------------- --- ---- ---------- -------- ------ ------ ----
3M CO                        COM             88579Y101     $      6               60 SH         sole                60
AGRIUM INC                   COM             008916108     $  4,247            48310 SH         sole               48310
AT&T INC                     COM             00206R102     $ 13,974           444895 SH         sole              444895
BANK MONTREAL QUE            COM             063671101     $ 11,174           175465 SH         sole              175465
BANK NOVA SCOTIA HALIFAX     COM             064149107     $    289             4800 SH         sole               4800
BANK OF AMERICA CORPORATION  COM             060505104     $  6,696           610910 SH         sole              610910
BARRICK GOLD CORP            COM             067901108     $ 19,317           424985 SH         sole              424985
BCE INC                      COM NEW         05534B760     $    235             5989 SH         sole               5989
CANADIAN NAT RES LTD         COM             136385101     $    134             3200 SH         sole               3200
CANADIAN NATL RY CO          COM             136375102     $    360             4500 SH         sole               4500
CANADIAN PAC RY LTD          COM             13645T100     $  8,239           131918 SH         sole              131918
CARNIVAL CORP                PAIRED CTF      143658300     $     13              345 SH         sole                345
CATERPILLAR INC DEL          COM             149123101     $     43              400 SH         sole                400
CDN IMPERIAL BK OF COMMERCE  COM             136069101     $    174             2200 SH         sole               2200
CENOVUS ENERGY INC           COM             15135U109     $    491            13000 SH         sole               13000
CHEVRON CORP NEW             COM             166764100     $    188             1825 SH         sole               1825
COCA COLA CO                 COM             191216100     $  8,231           122315 SH         sole              122315
COLGATE PALMOLIVE CO         COM             194162103     $    122             1400 SH         sole               1400
CONOCOPHILLIPS               COM             20825C104     $     23              300 SH         sole                300
DIAGEO P L C                 SPON ADR NEW    25243Q205     $     74              900 SH         sole                900
ELDORADO GOLD CORP NEW       COM             284902103     $     30             2000 SH         sole               2000
ENBRIDGE INC                 COM             29250N105     $  2,825            86800 SH         sole               86800
ENCANA CORP                  COM             292505104     $    284             9200 SH         sole               9200
ENERPLUS CORP                COM             292766102     $  6,548           207185 SH         sole              207185
EXXON MOBIL CORP             COM             30231G102     $    354             4350 SH         sole               4350
GENERAL ELECTRIC CO          COM             369604103     $     41             2200 SH         sole               2200
GENERAL MLS INC              COM             370334104     $  9,090           244235 SH         sole              244235
HARTFORD FINL SVCS GROUP INC COM             416515104     $  8,336           316100 SH         sole              316100
IMPERIAL OIL LTD             COM NEW         453038408     $    197             4230 SH         sole               4230
ISHARES TR                   MSCI EMERG MKT  464287234     $ 16,179           339890 SH         sole              339890
ISHARES TR                   MSCI EAFE INDEX 464287465     $ 14,905           247833 SH         sole              247833
ISHARES TR                   HIGH YLD CORP   464288513     $     21              225 SH         sole                225
ISHARES TR                   IBOXX INV CPBD  464287242     $     71              645 SH         sole                645
JOHNSON & JOHNSON            COM             478160104     $  9,726           146215 SH         sole              146215
JPMORGAN CHASE & CO          COM             46625H100     $     20              500 SH         sole                500
KELLOGG CO                   COM             487836108     $  9,468           171145 SH         sole              171145
KRAFT FOODS INC              CL A            50075N104     $ 18,385           521860 SH         sole              521860
MANULIFE FINL CORP           COM             56501R106     $  9,689           546509 SH         sole              546509
MCDONALDS CORP               COM             580135101     $ 10,043           119110 SH         sole              119110
MEDTRONIC INC                COM             585055106     $  9,471           245805 SH         sole              245805
METLIFE INC                  COM             59156R108     $ 10,697           243845 SH         sole              243845
MICROSOFT CORP               COM             594918104     $  9,951           382715 SH         sole              382715
NEXTERA ENERGY INC           COM             65339F101     $  9,624           167485 SH         sole              167485
NORFOLK SOUTHERN CORP        COM             655844108     $  8,573           114415 SH         sole              114415
ORACLE CORP                  COM             68389X105     $    115             3500 SH         sole               3500
PENN WEST PETE LTD NEW       COM             707887105     $ 10,368           448500 SH         sole              448500
PFIZER INC                   COM             717081103     $     47             2300 SH         sole               2300
POWERSHARES QQQ TRUST        UNIT SER 1      73935A104     $ 18,363           321880 SH         sole              321880
PROCTER & GAMBLE CO          COM             742718109     $ 12,338           194091 SH         sole              194091
ROGERS COMMUNICATIONS INC    CL B            775109200     $ 11,510           290345 SH         sole              290345
ROYAL BK CDA MONTREAL QUE    COM             780087102     $ 12,445           217480 SH         sole              217480
SELECT SECTOR SPDR TR        SBI INT-FINL    81369Y605     $    476            31020 SH         sole               31020
SELECT SECTOR SPDR TR        SBI CONS STPLS  81369Y308     $     43             1383 SH         sole               1383
SUN LIFE FINL INC            COM             866796105     $  9,224           305900 SH         sole              305900
SUNCOR ENERGY INC NEW        COM             867224107     $ 15,879           404715 SH         sole              404715
TECK RESOURCES LTD           CL B            878742204     $    513            10090 SH         sole               10090
THOMSON REUTERS CORP         COM             884903105     $  9,108           242318 SH         sole              242318
TORONTO DOMINION BK ONT      COM NEW         891160509     $ 16,185           190660 SH         sole              190660
TRANSCANADA CORP             COM             89353D107     $  9,125           207587 SH         sole              207587
WAL MART STORES INC          COM             931142103     $  9,205           173215 SH         sole              173215
WALGREEN CO                  COM             931422109     $     42             1000 SH         sole               1000
WELLS FARGO & CO NEW         COM             949746101     $     71             2538 SH         sole               2538
YAMANA GOLD INC              COM             98462Y100     $    417            35660 SH         sole               35660
                                                           $374,032